Schedule of Investments (unaudited) January 31, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27	$3,750	$3,574,467
Series 2022-2, Class A, 3.39%, 05/15/27	8,302	8,110,393
BA Credit Card Trust, Series 2021, Class A1, 0.44%, 09/15/26	4,166	3,954,035
Carmax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25	1,305	1,259,467
Series 2021-1, Class A4, 0.53%, 10/15/26	852	780,419
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/25	1,962	1,903,941
Honda Auto Receivables Owner Trust,
Series 2020-2, Class A4, 1.09%, 10/15/26	4,150	4,034,064
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	620	609,887
Series 2022-B, Class A4, 3.80%, 08/15/28	450	441,275
Santander Drive Auto Receivables Trust,
Series 2022-4, Class A3, 4.14%, 02/16/27	790	781,562
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	3,016	2,904,642
Series 2021-B, Class A4, 0.53%, 10/15/26	2,073	1,906,073
Series 2022-B, Class A3, 2.93%, 09/15/26	10,000	9,707,796
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	2,382	2,249,179

Total Asset-Backed Securities — 1.0% (Cost: $43,670,070)		42,217,200

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 3.2%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,553,064
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	4,083,262
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,819,397
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,820,245
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,660,013
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,587,182
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,427,723
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,513,536
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,061,652
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	6,373,641
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,390,707
Series 2020-B19, Class B, 2.35%, 09/15/53	937	731,684
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,446,265
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,636,576
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,322,244
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	620	611,997
Series 2014-GC25, Class A4, 3.64%, 10/10/47	413	402,315
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,243	1,192,019
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,764,196
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	773,950
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,443,056
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,777,299
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,077	1,059,246
Series 2013-CR9, Class A4, 4.27%, 07/10/45(a)	1,626	1,622,074

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued)
Series 2014-CR20, Class A3, 3.33%, 11/10/47	$3,429	$3,288,854
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	413	405,805
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,243	1,209,166
Series 2016-CR28, Class A4, 3.76%, 02/10/49	620	596,783
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	829	800,940
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,783,511
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,189,408
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	5,793,530
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,826,374
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,410,529
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47	5,809	5,658,317
Series 2015-GC30, Class A4, 3.38%, 05/10/50	496	476,005
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,908	1,834,136
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	1,160	1,130,999
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	163	159,841
Series 2014-C22, Class A4, 3.80%, 09/15/47	225	218,664
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,620	1,561,705
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,733,842
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,687,199
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.07%, 07/15/46(a)	2,073	2,049,032
Series 2014-C16, Class A4, 3.60%, 06/15/47	2,385	2,329,953
Series 2015-C24, Class A4, 3.73%, 05/15/48	620	598,735
Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,370,255
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	942,776
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,390,885
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	448,336
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	550,861
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,243	1,197,790
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,028	3,885,655
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,070,193
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,220,317
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,938,508

Total Non-Agency Mortgage-Backed Securities — 3.2% (Cost: $147,424,101)		132,832,247

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.1%
Fannie Mae Mortgage-Backed Securities 3.50%, 07/01/52	4,000	3,754,641
4.50%, 10/01/52 - 12/01/52	12,398	12,265,250
5.00%, 01/01/53	10,065	10,123,976
Freddie Mac Mortgage-Backed Securities 3.50%, 04/01/52	1,397	1,326,495
4.00%, 07/01/52 - 10/01/52	7,200	6,985,723

1

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agency Obligations (continued)
Freddie Mac Mortgage-Backed
Securities (continued) 5.00%, 01/01/53	$3,000	$3,012,913
5.50%, 01/01/53	6,250	6,486,411
Ginnie Mae Mortgage-Backed Securities, 3.00%, 09/20/52	3,755	3,453,693

		47,409,102

Mortgage-Backed Securities — 94.5%
Fannie Mae
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	197	191,349
Series 2016-M5, Class A2, 2.47%, 04/25/26	5,071	4,818,457
Series 2016-M6, Class A2, 2.49%, 05/25/26	5,112	4,861,012
Series 2017-M15, Class A2, 2.96%, 09/25/27(a)	3,092	2,966,913
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	2,489	2,436,376
Series 2018-M3, Class A2, 3.07%, 02/25/30(a)	7,296	6,870,867
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,720	3,375,099
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,549	3,780,331
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,038,130
Series 2022-M21, Class A2, 1.60%, 04/25/31(a)	3,536	2,901,563
Fannie Mae Mortgage-Backed Securities 3.00%, 02/01/47	1,023	952,930
4.00%, 02/01/47 - 02/01/57	3,460	3,392,142
3.50%, 11/01/51	5,333	5,068,070
(12 mo. LIBOR US + 1.53%), 3.21%, 05/01/43(a)	47	46,383
(12 mo. LIBOR US + 1.54%), 3.39%, 06/01/43(a)	59	59,421
(12 mo. LIBOR US + 1.70%), 3.95%, 08/01/42(a)	13	13,527
(12 mo. LIBOR US + 1.75%), 4.00%, 08/01/41(a)	4	3,971
(12 mo. LIBOR US + 1.83%), 4.08%, 11/01/40(a)	2	2,448
Freddie Mac Mortgage-Backed Securities 8.00%, 12/01/24	7	6,529
3.00%, 03/01/27 - 10/01/47	37,761	35,401,315
2.50%, 07/01/28 - 01/01/33	9,351	8,879,412
3.50%, 03/01/32 - 06/01/49	36,985	35,536,824
5.00%, 04/01/33 - 04/01/49	1,695	1,732,971
4.00%, 05/01/33 - 01/01/49	12,706	12,525,925
5.50%, 06/01/35 - 01/01/39	55	57,348
4.50%, 06/01/38 - 01/01/49	5,067	5,324,587
(12 mo. LIBOR US + 1.50%), 3.25%, 06/01/43(a)	1	1,024
(12 mo. LIBOR US + 1.73%), 3.91%, 08/01/41(a)	3	3,317
(12 mo. LIBOR US + 1.82%), 3.59%, 09/01/40(a)	6	6,468
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K041, Class A2, 3.17%, 10/25/24	6,225	6,075,774
Series K052, Class A2, 3.15%, 11/25/25	620	601,647
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	4,047,937
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,799,830
Series K067, Class A1, 2.90%, 03/25/27	2,378	2,301,422
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,651,959
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	8,248,827
Series K088, Class A2, 3.69%, 01/25/29	413	405,924
Series K100, Class A2, 2.67%, 09/25/29	8,302	7,646,559
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,276,927
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,846,274
Series K111, Class A2, 1.35%, 05/25/30	829	690,359
Series K123, Class A2, 1.62%, 12/25/30	8,302	6,962,906
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,865,997
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,406,575

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (continued)
Series K-1521, Class A2, 2.18%, 08/25/36	$3,967	$3,119,776
Series K727, Class A2, 2.95%, 07/25/24	3,578	3,483,193
Series K730, Class A2, 3.59%, 01/25/25(a)	7,198	7,048,873
Series K734, Class A2, 3.21%, 02/25/26	4,731	4,594,152
Ginnie Mae Mortgage-Backed Securities 4.50%, 12/15/23 - 02/21/53(b)	57,207	56,958,748
5.50%, 12/15/32 - 02/21/53(b)	19,175	19,490,677
6.00%, 03/15/35 - 10/20/38	59	63,182
6.50%, 09/15/36	47	48,794
5.00%, 11/15/39 - 02/21/53(b)	27,893	28,205,237
4.00%, 03/15/41 - 02/21/53	82,311	80,322,458
3.50%, 09/20/42 - 02/21/53	129,830	123,893,200
3.00%, 01/20/43 - 02/21/53(b)	163,744	151,567,966
2.50%, 05/20/45 - 02/21/53(b)	229,382	204,358,263
2.00%, 07/20/50 - 02/21/53	204,366	177,097,412
1.50%, 10/20/51	826	682,649
Uniform Mortgage-Backed Securities 4.50%, 05/01/24 - 02/13/53(b)	125,378	124,512,179
4.00%, 10/01/25 - 02/13/53(b)	217,555	212,266,266
3.50%, 02/01/26 - 02/13/53(b)	261,676	248,930,269
3.00%, 01/01/27 - 05/01/52(b)	418,568	387,270,813
2.50%, 09/01/28 - 02/13/53(b)	760,533	675,322,644
7.00%, 02/01/32	8	8,073
6.50%, 07/01/32	37	38,551
5.00%, 11/01/33 - 02/13/53(b)	87,275	87,723,553
6.00%, 03/01/34 - 02/01/49	1,307	1,389,449
2.00%, 12/01/35 - 02/13/53(b)	1,143,375	984,084,576
1.50%, 03/01/36 - 11/01/51	135,624	113,624,014
5.50%, 04/01/36 - 02/13/53(b)	64,161	65,244,836

		3,964,433,429

Total U.S. Government Sponsored Agency Securities — 95.6% (Cost: $4,354,190,593)		4,011,842,531

Total Long-Term Investments — 99.8% (Cost: $4,545,284,764)		4,186,891,978

	Shares

Short-Term Securities

Money Market Funds — 15.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)	660,302,005	660,698,186

Total Short-Term Securities — 15.8% (Cost: $660,301,325)		660,698,186

Total Investments Before TBA Sale Commitments — 115.6% (Cost: $5,205,586,089)		4,847,590,164

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sale Commitments(b)

Mortgage-Backed Securities — (0.8)%
Uniform Mortgage-Backed Securities 2.00%, 02/16/38	$(9,775)	$(8,882,650)
2.50%, 02/16/38	(2,000)	(1,867,559)
3.50%, 02/13/53	(4,000)	(3,751,010)
4.00%, 02/13/53	(7,200)	(6,952,500)
5.00%, 02/13/53	(13,000)	(13,047,734)

Total TBA Sale Commitments — (0.8)% (Proceeds: $(34,478,688))		(34,501,453)

Total Investments, Net of TBA Sale Commitments — 114.8% (Cost: $5,171,107,401)		4,813,088,711

Liabilities in Excess of Other Assets — (14.8)%		(619,534,586)

Net Assets — 100.0%		$4,193,554,125

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$629,253,363	$30,923,523	(a)	$—	$11,773	$509,527	$660,698,186	660,302,005	$6,937,247	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

3

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Securitized Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$42,217,200	$—	$42,217,200
Non-Agency Mortgage-Backed Securities	—	132,832,247	—	132,832,247
U.S. Government Sponsored Agency Securities	—	4,011,842,531	—	4,011,842,531
Short-Term Securities
Money Market Funds	660,698,186	—	—	660,698,186
Liabilities
Investments
TBA Sale Commitments	—	(34,501,453)	—	(34,501,453)

	$660,698,186	$4,152,390,525	$—	$4,813,088,711

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	4